OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other receivables [Abstract]
Government authorities	$ 122	$ 134
Grant receivables	190
Patent cost reimbursement	89	337
Accrued bank interests	114	62
Prepaid expenses	275	223
Restricted cash	47	47
Other	24	101
Other receivables	$ 861	$ 904